UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-08991______

_______BlackRock High Yield Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock High Yield Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock High Yield Trust (BHY)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—136.3%
			Corporate Bonds—136.0%
			Aerospace & Defense—2.9%
			AAR Corp.,
BB-	$ 435		6.875%, 12/15/07	$ 440,438
NR	100		Ser. A2, 8.39%, 5/15/11	99,000
B	250	[2]	Argo-Tech Corp., 9.25%, 6/01/11	274,375
B+	500		BE Aerospace, Inc., 8.50%, 10/01/10	546,250
NR	1,500	[3,4,5]	Condor Systems, Inc., Ser. B, 11.875%, 5/01/09	1,875
B	110		Titan Corp., 8.00%, 5/15/11	117,700

				1,479,638

			Automotive—3.1%
B-	250	[2]	Accuride Corp., 8.50%, 2/01/15	255,625
BB+	225		Arvinmeritor, Inc., 8.75%, 3/01/12	253,125
B2	100		Collins & Aikman Products Co., 10.75%, 12/31/11	99,000
B	150	[2]	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	147,000
B2	300		Delco Remy Intl., Inc., 6.66%, 4/15/05	306,750
B3	280	[2]	Metaldyne Corp., 10.00%, 11/01/13	264,600
B-	265	[2]	Stanadyne Corp., 10.00%, 8/15/14	284,875

				1,610,975

			Basic Materials—14.8%
B+	110		AK Steel Corp., 7.875%, 2/15/09	112,200
B+	120		Alaska Steel Corp., 7.75%, 6/15/12	123,600
B-	450	[2]	BCP Caylux Holdings SCA, 9.625%, 6/15/14 (Luxembourg)	499,500
			Boise Cascade LLC,
B+	50	[2]	5.535%, 4/15/05	51,375
B+	95	[2]	7.125%, 10/15/14	99,275
BB	315		Bowater Finance Corp., 7.95%, 11/15/11 (Canada)	337,050
B	70		Caraustar Ind., Inc., 9.875%, 4/01/11	76,650
			Cascades, Inc.,
BB+	150	[2]	7.25%, 2/15/13	156,750
BB+	175		7.25%, 2/15/13 (Canada)	182,875
BB-	305	[2]	Century Aluminum Co., 7.50%, 8/15/14	324,063
			Equistar Chemicals LP,
B+	50		10.125%, 9/01/08	57,000
B+	40		10.625%, 5/01/11	46,000
B1	200	[2]	Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	209,500
BB+	265		Georgia Pacific Corp., 8.00%, 1/15/24	310,381
B	219		Gold Kist, Inc., 10.25%, 3/15/14	252,945
			Huntsman Intl. LLC,
B	105	[2]	7.375%, 1/01/15	104,738
B3	243		10.125%, 7/01/09	256,365
			Huntsman LLC,
BB-	100		11.625%, 10/15/10	116,500
B	55	[2]	12.00%, 7/15/12	64,900
BB	120		Intl. Steel Group, Inc., 6.50%, 4/15/14	129,000
BB	425		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	481,313
BBB	281		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	344,225
B	175		JSG Funding PLC, 9.625%, 10/01/12 (Ireland)	193,375
			Lyondell Chemical Co.,
B-	250		10.875%, 5/01/09	262,500
B+	230		Ser. A, 9.625%, 5/01/07	252,425
B+	400		Millar Western Forest Products Ltd., 7.75%, 11/15/13 (Canada)	418,000
B+	65		Millennium America, Inc., 9.25%, 6/15/08	72,313
			Nalco Co.,
B2	50		7.75%, 11/15/11	53,750
B-	500		8.875%, 11/15/13	547,500
BB-	125		Norske Skog Ltd., 7.375%, 3/01/14 (Canada)	126,250
BB+	335		Nova Chemicals Corp., 6.50%, 1/15/12 (Canada)	349

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(continued)
B1	$ 90	[2]	Novelis, Inc., 7.25%, 2/15/15 (Canada)	$ 90,000
NR	2,000	[5]	Republic Technologies Intl. LLC, 13.75%, 7/15/49	0
			Rhodia SA,
CCC+	200		8.875%, 6/01/11 (France)	205,000
B3	385		10.25%, 6/01/10 (France)	440,825
B-	50	[2]	Rockwood Specialties Group, Inc., 7.50%, 11/15/14	51,500
BB-	125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	125,625
BB	75		Smurfit Captial Funding PLC, 7.50%, 11/20/25 (Ireland)	74,624

				7,599,548

			Building & Development—5.3%
B+	40	[2]	Ainsworth Lumber Co. Ltd., 6.30%, 3/30/05 (Canada)	40,800
BBB-	955		D.R. Horton, Inc., 10.50%, 4/01/05	965,744
B-	610		ERICO Intl. Corp., 8.875%, 3/01/12	628,300
			Goodman Global Holding Co., Inc.,
B-	45	[2]	5.76%, 6/15/05	46,125
B-	420	[2]	7.875%, 12/15/12	405,300
BB+	250		Hovnanian Enterprises, Inc., 6.375%, 12/15/14	252,500
BBB	175		NVR, Inc., 5.00%, 6/15/10	175,875
B2	110	[2]	Technical Olympic USA, Inc., 7.50%, 1/15/15	106,700
Ba3	125		WCI Communities, Inc., 7.875%, 10/01/13	132,500

				2,753,844

			Business Equipment & Services—0.4%
			Xerox Corp.,
BB	85		6.875%, 8/15/11	89,888
BB	100		7.20%, 4/01/16	105,750

				195,638

			Conglomerates—2.2%
BB	250		Arch Western Finance LLC, 6.75%, 7/01/13	254,500
B-	165		Blount, Inc., 8.875%, 8/01/12	179,025
BB-	120	[2]	Stena AB, 7.00%, 12/01/16 (Sweden)	116,400
B-	565		Trimas Corp., 9.875%, 6/15/12	589,013

				1,138,938

			Consumer Products—7.8%
B3	65	[2]	ALH Finance Corp., 8.50%, 1/15/13	66,869
B	175		B&G Foods, Inc., 8.00%, 10/01/11	186,813
B	175		Chattem, Inc., 7.00%, 3/01/14	179,375
B	50	[2]	Del Monte Corp., 6.75%, 2/15/15	50,500
B+	190		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	192,375
BB+	365		JC Penney Co., Inc., 7.95%, 4/01/17	425,225
B-	315		Lazy Days RV Center, Inc., 11.75%, 5/15/12	348,075
B2	80	[2]	Leslies Poolmart, Inc., 7.75%, 2/01/13	81,400
B-	350	[2]	Levi Strauss & Co., 9.75%, 1/15/15	336,000
NR	1,200	[4,5]	Nebco Evans Holding Co., zero coupon, 7/15/07	0
B-	375		Pantry, Inc., 7.75%, 2/15/14	393,750
B	100		PEP Boys-Manny Moe & Jack, 7.50%, 12/15/14	101,250
B-	130		Petro Stopping Centers LP, 9.00%, 2/15/12	135,525
			Rite Aid Corp.,
B-	295	[2]	6.125%, 12/15/08	275,088
B-	175		7.70%, 2/15/27	140,000
BB	295	[2]	Smithfield Foods, Inc., 7.00%, 8/01/11	314,175
B-	500		St. John Knits Intl., Inc., 12.50%, 7/01/09	538,750
B+	85		Stoneridge, Inc., 11.50%, 5/01/12	97,324
CCC+	150		True Temper Sports, Inc., 8.375%, 9/15/11	142,500

				4,004,994

			Containers & Packaging—2.4%
BB	60		Ball Corp., 6.875%, 12/15/12	63,900
B	690		Crown Cork & Seal, Inc., 8.00%, 4/15/23	677,925
B	20		Crown European Holdings SA, 10.875%, 3/01/13 (France)	23,550

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Containers & Packaging—(continued)
			Graham Packaging Co., Inc.,
CCC+	$ 180	[2]	8.50%, 10/15/12	$ 186,300
CCC+	210	[2]	9.875%, 10/15/14	221,550
B3	55		Pliant Corp., 11.125%, 9/01/09	59,950

				1,233,175

			Ecological Services & Equipment—1.5%
			Allied Waste NA, Inc.,
BB-	80		8.50%, 12/01/08	83,200
BB-	110		8.875%, 4/01/08	115,500
B+	564		Ser. B, 10.00%, 8/01/09	592,200

				790,900

			Energy—23.2%
B+	235		AES Red Oak LLC, Ser. A, 8.54%, 12/01/19	263,251
CCC+	245		Calpine Energy Finance LLC, 8.50%, 5/01/08 (Canada)	179,463
B+	375	[2]	Calpine Corp., 9.625%, 9/30/14	373,125
Ba1	239		CE Generation LLC, 7.416%, 12/15/18	255,519
BB	250		Chesapeake Energy Corp., 7.00%, 8/15/14	264,375
CCC+	150		Coastal Corp., 7.75%, 6/15/10	155,625
B	300		Compton Petroleum Corp., Ser. A, 9.90%, 5/15/09 (Canada)	330,000
B	150		Dresser, Inc., 9.375%, 4/15/11	162,750
B1	270		Edison Mission Energy, 10.00%, 8/15/08	309,825
			El Paso Corp.,
CCC+	125		7.375%, 12/15/12	125,000
CCC+	65		7.875%, 6/15/12	67,438
B1	65		El Paso Natural Gas Co., 7.625%, 8/01/10	70,850
B-	700		El Paso Production Holding Co., 7.75%, 6/01/13	729,750
Ba2	750		Elwood Energy LLC, 8.159%, 7/05/26	843,382
B	250		Exco Resources, Inc., 7.25%, 1/15/11	263,750
B+	160		Frontier Oil Corp., 6.625%, 10/01/11	161,600
B	500		Hanover Compressor Co., 8.625%, 12/15/10	540,000
B	140	[2]	Hilcorp Energy I LP, 10.50%, 9/01/10	156,450
BB-	5	[2]	Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	5,000
B-	180		KCS Energy, Inc., 7.125%, 4/01/12	187,650
BB	375		Massey Energy Co., 6.625%, 11/15/10	386,719
			Midwest Generation LLC,
B1	65		8.56%, 1/02/16	72,556
B1	325		8.75%, 5/01/34	363,188
B-	275		Mission Energy Holdings Co., 13.50%, 7/15/08	343,406
B-	400		North America Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	361,000
B1	215	[2]	NRG Energy, Inc., 8.00%, 12/15/13	231,125
B	500		Orion Power Holdings, Inc., 12.00%, 5/01/10	623,750
Ba2	125		Plains Exploration & Production Co., 7.125%, 6/15/14	137,188
BB	325		Premcor Refining Group, Inc., 6.75%, 5/01/14	339,625
Ba2	250		Pride Intl., Inc., 7.375%, 7/15/14	274,063
B	185		Range Resources Corp., 7.375%, 7/15/13	197,950
BB-	395		Reliant Energy, Inc., 9.25%, 7/15/10	439,438
B	400		Roseton Danskammer, Ser.A, 7.27%, 11/08/10	404,000
BB-	300		Swift Energy Co., 7.625%, 7/15/11	322,874
B1	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	178,000
B1	410	[2]	Texas Genco LLC, 6.875%, 12/15/14	424,350
BB+	400		Transcontinental Gas Pipe Line Corp., Ser. B, 8.875%, 7/15/12	486,500
B2	250		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	258,437
B2	155		Whiting Petroleum Corp., 7.25%, 5/01/12	161,005
BB	425		Williams Cos, Inc., 7.625%, 7/15/19	474,937

				11,924,914

			Entertainment & Leisure—3.3%
B	130	[2]	Gaylord Entertainment Co., 6.75%, 11/15/14	127,725
B	100		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	112,000
Ba3	116		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	119,190
BB	250		K2, Inc., 7.375%, 7/01/14	268,750

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Entertainment & Leisure—(continued)
			MGM Mirage,
BB+	$ 245		6.00%, 10/01/09	$ 250,513
BB+	110		6.75%, 9/01/12	115,225
B-	375		Worldspan LP, 9.625%, 6/15/11	439,508
B+	275	[2]	Wynn Las Vegas LLC, 6.625%, 12/01/14	270,874

				1,703,785

			Financial Institutions—18.2%
B3	85	[2]	Altra Ind. Motion, Inc., 9.00%, 12/01/11	85,000
Caa1	500	[2,5]	Ameriserve Finance Capital Corp., 12.00%, 9/15/06	25,000
B	365		Athena Neurosciences Finance LLC, 7.25%, 2/21/08	377,775
Ba2	1,000	[2]	Capital Guardian High Yield CBO Ltd., Ser. 1A, 11.45%, 5/24/13 (Cayman Island)	1,004,100
BB	200		Crum & Forster Holdings Corp., 10.375%, 6/15/13	223,500
			Dow Jones CDX NA HY,
B+	1,000	[2]	Ser. 1, 7.75%, 12/29/09	1,016,250
B	750	[2]	Ser. 3, 8.00%, 12/29/09	763,500
B+	60	[2]	E*Trade Financial Corp., 8.00%, 6/15/11	64,350
			Fairfax Financial Holdings, Ltd.,
BB	50		6.875%, 4/15/08 (Canada)	51,500
BB	500		7.75%, 4/26/12 (Canada)	507,500
BB	50		8.30%, 4/15/26 (Canada)	49,375
Ba3	2,500	[2]	First Dominion Funding II, Ser. 1A, 11.61%, 4/25/14 (Cayman Island)	2,286,750
B-	165	[2]	K & F Acquisition, Inc., 7.75%, 11/15/14	164,175
B-	245	[2]	Kraton Polymers LLC, 8.125%, 1/15/14	252,350
			Rainbow National Services LLC,
B+	285	[2]	8.75%, 9/01/12	321,338
B+	355	[2]	10.375%, 9/01/14	417,125
B	300	[2]	Refco Finance Holdings LLC, 9.00%, 8/01/12	327,000
B-	320	[2]	Riddell Bell Holdings, Inc., 8.375%, 10/01/12	331,200
B-	275	[2]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	294,937
CCC+	185	[2]	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	197,950
B	330	[2]	Virgin River Casino Corp., 9.00%, 1/15/12	346,500
C	2,429	[2]	Zais Investment Grade Ltd., Class C, Pay-in-kind, 9.95%, 9/23/14 (Cayman Island)	242,870

				9,350,045

			Forest Products—0.3%
B	175		Tembec Industries, Inc., 7.75%, 3/15/12 (Canada)	165,813

			Health Care—8.6%
B-	340		Ardent Health Services, Inc., 10.00%, 8/15/13	351,900
			Coventry Health Care, Inc.,
BBB-	80	[2]	5.875%, 1/15/12	81,006
BBB-	80	[2]	6.125%, 1/15/15	81,200
B	595	[2]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	623,263
BB+	300		HCA, Inc., 5.50%, 12/01/09	298,770
NR	500		HealthSouth Corp., 7.625%, 6/01/12	502,500
B-	225		IASIS Healthcare LLC, 8.75%, 6/15/14	242,438
B3	85		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	85,212
B-	135		Norcross Safety Products LLC, 9.875%, 8/15/11	149,850
B-	600		Province Healthcare Co., 7.50%, 6/01/13	669,000
			Tenet Healthcare Corp.,
B	130		6.375%, 12/01/11	117,325
B	5		6.50%, 6/01/12	4,475
B	70	[2]	9.875%, 7/01/14	72,625
B-	275		Universal Hospital Services, Inc., 10.125%, 11/01/11	284,625
			US Oncology, Inc.,
B2	140	[2]	9.00%, 8/15/12	152,950
B-	125	[2]	10.75%, 8/15/14	142,812
CCC+	560	[2]	Warner Chilcott Corp., 8.75%, 2/01/15	575,400
				4,435,351

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Industrials—7.6%
B-	$ 575		Cenveo Corp., 7.875%, 12/01/13	$ 503,125
B-	225		Concentra Operating Corp., 9.125%, 6/01/12	252,563
B-	425	[2]	Hexcel Corp., 6.75%, 2/01/15	427,125
B	250		JLG Ind., Inc., 8.375%, 6/15/12	260,625
B-	640	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	643,200
CCC+	210	[2]	Park Ohio Industries, Inc., 8.375%, 11/15/14	209,475
CCC+	300		Polypore, Inc., 8.75%, 5/15/12	308,250
			SPX Corp.,
BB+	30		6.25%, 6/15/11	32,175
BB+	20		7.50%, 1/01/13	21,900
			United Rentals NA, Inc.,
B+	705		7.00%, 2/15/14	659,175
B+	80		7.75%, 11/15/13	78,200
B-	500		Williams Scotsman, Inc., 9.875%, 6/01/07	500,000

				3,895,813

			Media—11.7%
B	200		American Casino & Entertainment Properties LLC, 7.85%, 2/01/12	213,000
CCC+	650		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	672,750
			Charter Communications Holdings LLC,
CCC+	400		10.75%, 10/01/09	339,000
CCC+	200		11.125%, 1/15/11	168,500
			CSC Holdings, Inc.,
BB-	525	[2]	6.75%, 4/15/12	551,250
BB-	90		7.875%, 2/15/18	100,800
BB-	45		Ser. B, 7.625%, 4/01/11	49,050
			Echostar DBS Corp.,
BB-	150		6.375%, 10/01/11	152,813
BB-	175	[2]	6.625%, 10/01/14	176,531
B2	90	[2]	Fisher Communications, Inc., 8.625%, 9/15/14	96,750
B3	310		Granite Broadcasting Corp., 9.75%, 12/01/10	298,375
B-	425		Nexstar Finance, Inc., 7.00%, 1/15/14	416,500
B-	180		Pinnacle Entertainment Inc., 8.75%, 10/01/13	196,200
			Primedia, Inc.,
B	300		7.625%, 4/01/08	304,500
B	75		8.875%, 5/15/11	79,125
			Vertis, Inc.,
B3	150		10.875%, 6/15/09	161,250
Caa1	330	[2]	13.50%, 12/07/09	350,625
B-	280	[2]	WMG Holdings Corp., 6.905%, 3/15/05	282,800
CCC	315		WRC Media, Inc., 12.75%, 11/15/09	297,675
CCC+	980		XM Satellite Radio, Inc., 14.00%, 3/15/10	1,097,600

				6,005,094

			Real Estate—0.6%
BB	300		American Real Estate Partners LP, 8.125%, 6/01/12	318,750

			Technology—3.9%
B	500		Celestica, Inc., 7.875%, 7/01/11 (Canada)	520,000
B-	100	[2]	Coleman Cable, Inc., 9.875%, 10/01/12	105,124
BB+	60	[2]	Flextronics Intl. Ltd., 6.25%, 11/15/14	59,100
			Freescale Semiconductor, Inc.,
BB+	100		5.41%, 4/15/05	104,000
BB+	50		6.875%, 7/15/11	53,124
B	275		General Cable Corp., 9.50%, 11/15/10	308,000
			MagnaChip Semiconductor SA,
Ba3	70	[2]	6.875%, 12/15/11	72,274
Ba3	135	[2]	5.76%, 3/15/05 (Luxembourg)	139,388
B2	185	[2]	8.00%, 12/15/14	193,556
B3	140		NDCHealth Corp., 10.50%, 12/01/12	143,850
BB	165	[2]	STATS ChipPAC Ltd., 6.75%, 11/15/11	160,050
CCC+	135		Viasystems, Inc., 10.50%, 1/15/11	134,324

				1,992,790

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—13.0%
CCC+	$ 250		Alamosa Delaware, Inc., 8.50%, 1/31/12	$ 266,875
NR	2,000	[5]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	100,000
			AT&T Corp.,
BB+	385		9.05%, 11/15/11	447,593
BB+	70		9.75%, 11/15/11	89,657
CCC	320		Centennial Communications Corp., 8.125%, 2/01/14	338,400
B	500		Cincinnati Bell, Inc., 8.375%, 1/15/14	507,500
B2	210	[2]	Dobson Cellular Systems, Inc., 8.375%, 11/01/11	221,025
			Intelsat Ltd.,
B+	175	[2]	7.794%, 7/15/05	180,031
B+	280	[2]	8.25%, 1/15/13 (Bermuda)	289,100
B+	350	[2]	8.625%, 1/15/15 (Bermuda)	363,125
B3	50		iPCS, Inc., 11.50%, 5/01/12	56,875
			Lucent Technologies, Inc.,
B	20		5.50%, 11/15/08	20,500
B	130		6.45%, 3/15/29	116,675
B	227		6.50%, 1/15/28	202,598
B+	200		MCI, Inc., 6.908%, 5/01/07	205,000
B-	180		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	170,550
			PanAmSat Corp.,
BB+	210		6.875%, 1/15/28	197,400
B+	215	[2]	9.00%, 8/15/14	233,275
NR	600[5]		PF. Net Communications, Inc., 13.75%, 5/15/10	60
B+	205	[2]	Qwest Communications Intl., zero coupon, 2/15/14	208,075
			Qwest Corp.,
BB	600	[2]	7.875%, 9/01/11	642,000
BB	425	[2]	9.125%, 3/15/12	483,438
			Rogers Wireless Communications, Inc.,
BB-	305	[2]	8.00%, 12/15/12	325,588
BB+	35	[2]	7.25%, 12/15/12 (Canada)	37,406
CCC	270		Rural Cellular Corp., 9.875%, 2/01/10	288,225
CCC	615		UbiquiTel Operating Co., 9.875%, 3/01/11	678,500

				6,669,471

			Transportation—5.2%
B3	500	[2]	Horizon Lines LLC, 9.00%, 11/01/12	531,250
B+	350		OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	368,375
BB+	505		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	510,050
B	500		Sea Containers Ltd., Ser. B, 10.75%, 10/15/06 (Bermuda)	516,250
B+	500		TFM SA de CV, 12.50%, 6/15/12 (Mexico)	580,000
BB-	155	[2]	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	150,350

				2,656,275

			Total Corporate Bonds	69,925,751

	Shares

			Preferred Stock—0.0%
			Media—0.0%
	1,098	[4,5]	Adelphia Business Solutions, Ser. B, 12.875%	0

			Common Stock—0.3%
	15	[2,4]	Mattress Discounters Corp.	0
	54		Neon Communications, Inc.	134,055

			Total Common Stock	134,055

	Units

			Warrants—0.0%
	12	[2,3]	Mattress Discounters Corp., Expires 7/15/07	1
	54	[3]	Neon Communications, Inc., Expires 12/02/12	1
	12	[3]	PF. Net Communications, Inc., Expires 5/15/10	0

			Total Warrants	2

			Total Long-Term Investments (cost $77,372,111)	70,059,808

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		SHORT-TERM INVESTMENTS—0.4%
		U.S. Government and Agency Bonds—0.4%
AAA	200	Federal Home Loan Bank, zero coupon, 2/01/05 (cost $200,000)	$ 200,000

		Total investments—136.7%
		(cost $77,572,111)	70,259,808

		Liabilities in excess of other assets—(36.7)%	(18,846,838)

		Net Assets—100%	$ 51,412,970

[1]		Using the higher of Standard & Poor’s, Moody’s Investor Services or Fitch’s Rating.
	[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 46.1% of its net assets, with a current market value of $23,715,495, in securities restricted as to resale.
[3]		Illiquid securities representing 0.004% of net assets.
[4]		Security is fair valued.
[5]		Issuer is technically in default and/or bankruptcy.
A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock High Yield Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005